VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 1.9%
BorgWarner, Inc. 76,359 $ 2,427,453
Gentex Corp. 170,854 4,908,635
7,336,088
Banks : 0.7%
Truist Financial Corp. 58,682 2,545,625
Underline
Capital Goods : 8.2%
Allegion plc 36,923 4,825,098
Chart Industries, Inc. * 13,545 2,584,928
CNH Industrial NV 222,915 2,525,627
Fortive Corp. 34,229 2,567,175
Fortune Brands Innovations,
Inc. 34,229 2,338,868
Huntington Ingalls Industries,
Inc. 9,460 1,787,656
L3Harris Technologies, Inc. 11,707 2,461,748
Masco Corp. 33,767 2,450,471
Otis Worldwide Corp. 26,708 2,473,428
Sensata Technologies Holding
Plc 71,505 1,959,237
WESCO International, Inc. 29,592 5,354,968
31,329,204
Commercial & Professional Services : 3.3%
Equifax, Inc. 10,198 2,598,960
SS&C Technologies Holdings,
Inc. 68,097 5,160,391
TransUnion 51,159 4,742,951
12,502,302
Consumer Discretionary Distribution &
Retail : 6.3%
Asbury Automotive Group,
Inc. * 21,923 5,327,947
AutoNation, Inc. * 30,751 5,222,750
Bath & Body Works, Inc. 69,886 2,709,480
CarMax, Inc. * 62,952 5,146,956
Lithia Motors, Inc. 16,276 5,817,531
24,224,664
Consumer Durables & Apparel : 4.0%
Brunswick Corp. 67,817 4,386,404
Hasbro, Inc. 78,419 4,384,406
Tapestry, Inc. 100,688 6,577,946
15,348,756
Consumer Services : 8.7%
Carnival Corp. * 244,113 6,083,296
DoorDash, Inc. * 18,528 3,108,072
DraftKings, Inc. * 127,983 4,760,968
Expedia Group, Inc. * 32,718 6,096,345
Las Vegas Sands Corp. 49,209 2,527,374
Norwegian Cruise Line
Holdings Ltd. * 222,892 5,735,011
Wyndham Hotels & Resorts,
Inc. 30,862 3,110,581
Wynn Resorts Ltd. 28,142 2,424,715
33,846,362
Energy : 0.7%
Hess Corp. 18,825 2,503,913
Underline
Number
of Shares Value
Financial Services : 12.0%
Block, Inc. * 36,929 $ 3,138,596
Capital One Financial Corp. 17,705 3,157,156
Carlyle Group, Inc. 110,765 5,592,525
Discover Financial Services 18,727 3,244,078
Global Payments, Inc. 22,887 2,564,717
Invesco Ltd. 155,007 2,709,522
Jack Henry & Associates, Inc. 14,981 2,626,169
LPL Financial Holdings, Inc. 19,545 6,381,637
MarketAxess Holdings, Inc. 21,190 4,789,788
Raymond James Financial, Inc. 20,998 3,261,619
SEI Investments Co. 36,733 3,029,738
Western Union Co. 455,861 4,832,127
45,327,672
Food, Beverage & Tobacco : 2.5%
General Mills, Inc. 40,908 2,608,703
Kraft Heinz Co. 70,172 2,154,982
The Campbell's Company 112,669 4,718,578
9,482,263
Health Care Equipment & Services : 7.6%
Align Technology, Inc. * 11,187 2,332,601
Baxter International, Inc. 63,115 1,840,433
Centene Corp. * 33,152 2,008,348
Edwards Lifesciences Corp. * 36,302 2,687,437
GE HealthCare Technologies,
Inc. 60,276 4,712,378
Labcorp Holdings, Inc. 11,674 2,677,082
ResMed, Inc. 10,902 2,493,178
STERIS Plc 12,782 2,627,468
Veeva Systems, Inc. * 22,949 4,825,027
Zimmer Biomet Holdings, Inc. 23,565 2,489,171
28,693,123
Household & Personal Products : 2.0%
Kenvue, Inc. 228,902 4,887,058
Kimberly-Clark Corp. 20,515 2,688,286
7,575,344
Materials : 11.0%
Amcor Plc 267,410 2,516,328
Ball Corp. 46,672 2,573,027
Celanese Corp. 20,761 1,436,869
Corteva, Inc. 88,867 5,061,864
CROWN HOLDINGS INC 30,455 2,518,324
Dow, Inc. 48,962 1,964,845
DuPont de Nemours, Inc. 63,342 4,829,828
Eastman Chemical Co. 51,675 4,718,961
FMC Corp. 47,466 2,307,322
International Flavors &
Fragrances, Inc. 54,357 4,595,884
LyondellBasell Industries NV 26,414 1,961,768
Scotts Miracle-Gro Co. 36,928 2,449,804
Sealed Air Corp. 149,937 5,072,369
42,007,193
Media & Entertainment : 4.7%
Interpublic Group of Cos, Inc. 168,764 4,728,767
Live Nation Entertainment,
Inc. * 25,048 3,243,716
Omnicom Group, Inc. 54,053 4,650,720

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Media & Entertainment (continued)
Pinterest, Inc. * 83,373 $ 2,417,817
Roblox Corp. * 51,027 2,952,422
17,993,442
Pharmaceuticals, Biotechnology & Life
Sciences : 7.0%
Agilent Technologies, Inc. 36,689 4,928,800
Bio-Rad Laboratories, Inc. * 7,846 2,577,489
Bio-Techne Corp. 34,884 2,512,695
Incyte Corp. * 75,668 5,226,389
Ionis Pharmaceuticals, Inc. * 57,870 2,023,135
IQVIA Holdings, Inc. * 10,408 2,045,276
Revvity, Inc. 43,374 4,840,972
Royalty Pharma Plc 89,332 2,278,859
26,433,615
Real Estate Investment Trusts : 0.5%
Crown Castle, Inc. 20,624 1,871,834
Underline
Semiconductors & Semiconductor
Equipment : 3.0%
Microchip Technology, Inc. 31,759 1,821,379
Monolithic Power Systems, Inc. 4,295 2,541,352
Skyworks Solutions, Inc. 23,517 2,085,488
Teradyne, Inc. 40,385 5,085,279
11,533,498
Software & Services : 6.4%
Cloudflare, Inc. * 30,208 3,252,797
Cognizant Technology
Solutions Corp. 64,538 4,962,972
Number
of Shares Value
Software & Services (continued)
Elastic NV * 31,830 $ 3,153,716
Smartsheet, Inc. * 47,821 2,679,411
Zoom Communications, Inc. * 66,098 5,394,258
Zscaler, Inc. * 27,525 4,965,785
24,408,939
Technology Hardware & Equipment : 2.7%
Littelfuse, Inc. 20,522 4,836,009
Vontier Corp. 144,892 5,284,211
10,120,220
Telecommunication Services : 0.4%
Liberty Global Ltd. * 123,163 1,618,362
Underline
Transportation : 1.3%
Lyft, Inc. * 388,479 5,011,379
Underline
Utilities : 5.0%
Entergy Corp. 40,109 3,041,064
Essential Utilities, Inc. 69,380 2,519,882
Evergy, Inc. 43,030 2,648,497
FirstEnergy Corp. 66,786 2,656,747
NiSource, Inc. 72,522 2,665,909
Portland General Electric Co. 59,332 2,588,062
WEC Energy Group, Inc. † 28,024 2,635,377
18,755,538
Total Common Stocks
(Cost: $367,383,953) 380,469,336
Total Investments: 99.9%
(Cost: $367,383,953) 380,469,336
Other assets less liabilities: 0.1% 390,175
NET ASSETS: 100.0% $ 380,859,511
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,371,783.